Shareholders' equity - Stock-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Stock-based compensation expense	$ 4,791	$ 1,610
Research and development expenses
Share-based payments
Stock-based compensation expense	1,939	408
General and administrative expenses
Share-based payments
Stock-based compensation expense	$ 2,852	$ 1,202